The Consumer Staples Select Sector SPDR Premium Income Fund N-1A Cover	Aug. 01, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Select Sector SPDR Trust
Entity Central Index Key	0001064641
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 01, 2025
Prospectus Date	Jul. 29, 2025